Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents As at December 31, 2020 and 2019, the Company’s cash and cash equivalents balance was $2,703,597 and $649,916, respectively. These balances included $1,927,013 and $423,443, respectively, of money market funds, repurchase agreements, U.S. federal bonds and corporate bonds and commercial paper.